Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Shares subject to possible redemption		31,116,305
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Shares subject to possible redemption	31,116,305	31,116,305
Shares subject to possible redemption price per share (in Dollars per share)	$ 10	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	31,116,305	31,116,305
Ordinary shares, shares outstanding	31,116,305	31,116,305
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	7,779,076	7,779,076
Ordinary shares, shares outstanding	7,779,076	7,779,076